CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 14, 2022	Dec. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net (loss) income			$ (1,688,903)	$ (1,249,881)	$ 1,208,696
Share-based compensation	$ 2,832,500	$ 2,235,000
Accrued expenses and other current liabilities			(12,134,951)	(40,842)	(80,097)
Net cash provided by (used in) operating activities			423,597	(1,412,238)	635,814
Net proceeds from issuance of ordinary shares			11,989,949	29,047,088	5,405,451	$ 0
Net cash (used in) provided by financing activities			12,895,251	29,056,503	3,965,652
Change in cash			(19,028,350)	27,670,972	3,305,170
Cash, beginning of year			32,678,421	5,007,449	1,702,279
Cash, end of year			13,650,071	32,678,421	5,007,449	1,702,279
CHINA LIBERAL EDUCATION HOLDINGS LIMITED [Member]
Net (loss) income			(1,996,536)	(1,017,880)	1,680,250
Share-based compensation			2,832,500	0	0
Equity in earnings of subsidiaries			1,474,867	(2,168,995)	(437,904)
Prepaid expenses and other current assets			23,713	(55,639)	0
Accrued expenses and other current liabilities			17,171	0	0
Net cash provided by (used in) operating activities			2,351,715	(3,242,514)	0
Investment in subsidiaries			(14,341,664)	(2,162,937)	0
Net proceeds from issuance of ordinary shares			11,989,949	5,405,451	0
Net cash (used in) provided by financing activities			(2,351,715)	3,242,514	0
Change in cash			0	0	0
Cash, beginning of year			0	0	0
Cash, end of year			$ 0	$ 0	$ 0	$ 0